NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2013
NET INCOME PER SHARE
NET INCOME PER SHARE

20. NET INCOME PER SHARE

        The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations:

	Years ended December 31,
	2011	2012	2013
Numerator used in basic and diluted net income per common share:
Net income attributable to Pactera Technology International Ltd. shareholders	$17,901	$2,590	$7,837

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per common share	40,596,429	47,547,307	81,942,795

Plus incremental weighted average common shares from assumed exercise of share options and vesting of nonvested shares using treasury stock method and shares issuable in connection with business acquisition	2,359,862	1,896,853	3,010,251

Weighted average common shares outstanding used in computing diluted net income per common share	42,956,291	49,444,160	84,953,046

Net income per common share attributable to shareholders of Pactera Technology International Ltd.
—Basic	$0.44	$0.05	$0.10
—Diluted	$0.42	$0.05	$0.09

        As of December 31, 2013, 4,085,575 common shares were reserved for future delivery to employees upon exercise of vested share options or grant of nonvested shares, which were excluded in computing basic and diluted net income per share.

        471,009, 1,052,480 and 3,623,956 share options and nonvested shares had been excluded from the dilutive share calculation for the years ended December 31, 2011, 2012 and 2013, respectively, as their effects were anti-dilutive.